SENIOR CONVERTIBLE NOTES (Narrative) (Details) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	3 Months Ended	9 Months Ended				3 Months Ended	9 Months Ended	0 Months Ended	3 Months Ended	9 Months Ended	0 Months Ended		1 Months Ended		3 Months Ended	9 Months Ended	1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Oct. 29, 2013	Nov. 13, 2012 Senior Convertible Note One [Member]	Jun. 19, 2012 Senior Convertible Note One [Member] Rate	Nov. 13, 2012 Senior Convertible Note Two [Member]	Sep. 28, 2012 Senior Convertible Note Two [Member] Rate	Jul. 09, 2013 Senior Convertible Note Three [Member] Rate	Sep. 30, 2013 Senior Convertible Note Three [Member]	Sep. 30, 2013 Senior Convertible Note Three [Member]	Jul. 09, 2013 Senior Convertible Note Three [Member] Ralph Frija [Member]	Jul. 09, 2013 Senior Convertible Note Three [Member] Philip Holman [Member]	Jul. 09, 2013 Senior Convertible Note Three [Member] Angela Vaccaro [Member]	Sep. 30, 2013 Senior Convertible Note Four [Member]	Sep. 30, 2013 Senior Convertible Note Four [Member]	Jul. 11, 2013 Senior Convertible Note Four [Member] Angela Vaccaro [Member] Rate	Sep. 30, 2013 Senior Convertible Notes [Member]	Sep. 30, 2013 Senior Convertible Notes [Member]	Nov. 13, 2012 Notes Payable to Shareholder [Member]	Jul. 09, 2012 Notes Payable to Shareholder [Member] Rate	Apr. 30, 2013 Notes Payable to Shareholder [Member]	Jan. 29, 2013 Senior Convertible Note Payable [Member] Rate	Sep. 30, 2013 Senior Convertible Note Payable [Member]	Sep. 30, 2013 Senior Convertible Note Payable [Member]	Jan. 29, 2013 Senior Convertible Note Payable [Member] Warrant [Member]	Jan. 29, 2013 Senior Convertible Note Payable [Member] Warrant [Member] Minimum [Member]	Jan. 29, 2013 Senior Convertible Note Payable [Member] Warrant [Member] Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 300,000		$ 50,000	$ 3,500,000			$ 2,000,000	$ 1,000,000	$ 500,000			$ 75,000				$ 500,000		$ 500,000
Number of shares called by warrants					192,970		9,303		1,374	3,373			1,927	964	482			718						8,142
Percentage of principal, value									3,000				100,000	50,000	25,000			3,750						25,000
Calculation percent									3.00%				5.00%	5.00%	5.00%			5.00%						5.00%
Weighted average closing price per share									$ 1.092				$ 5.19	$ 5.19	$ 5.19			$ 5.227						$ 3.07
Proceeds from issuance of senior convertible note payable to stockholder																								500,000
Annual rate							18.00%		18.00%	18.00%								18.00%				24.00%		18.00%
Maturity date, maximum							Jun. 18, 2015		Sep. 28, 2015	Jul. 08, 2016								Jul. 10, 2016						Jan. 28, 2016
Maturity date, minimum						Jun. 18, 2014	Jun. 18, 2013	Sep. 27, 2014	Sep. 27, 2013	Jul. 08, 2014								Jul. 10, 2014						Jan. 28, 2014
Maturity date																					Jan. 08, 2014	Jan. 08, 2013	Apr. 22, 2016
Conversion price							$ 1.065		$ 1.20	$ 5.71								$ 5.75				$ 2.577		$ 3.3775
Exercise price					$ 3.30					$ 5.71								$ 5.75						$ 3.3775
Weighted average closing price per share, percentage							110.00%		110.00%	110.00%								110.00%				110.00%		110.00%
Weighted average closing price per share, measurement period							30 days		30 days	30 days			30 days	30 days	30 days			30 days				30 days		30 days
Expiration date of warrants							Jun. 18, 2017		Sep. 27, 2017	Jul. 08, 2018								Jul. 10, 2018						Jan. 28, 2018
Debt discount							3,902		368	4,550								825						10,131
Incremental conversion option intrinsic value benefit										3,937														79,527
Amortization of debt discount	21,768	385	740								379	379				69	69		356	1,068					845	2,252
Amortization of beneficial conversion option											$ 328	$ 328													$ 6,627	$ 17,672
Stock price																												$ 1.00	$ 3.50
Expected term																											5 years
Volatility rate																												30.30%	51.40%
Risk-free interest rate																												0.71%	0.90%
Dividend yield																											0.00%